PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 6, 2005 to the

Prospectus for Administrative Class Shares of the All Asset Portfolio

Dated May 1, 2005

Disclosure relating to the All Asset Portfolio

PIMCO has contractually agreed, effective January 1, 2006, to waive its Advisory Fee with respect to the All Asset Portfolio to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds.

Accordingly, effective January 1, 2006, the “Fees and Expenses of the Portfolio” section is replaced with the following:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Underlying Fund Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.20%	0.15%	0.25%	0.63%	1.23%

(1)	“Other Expenses” reflect an Administrative Fee of 0.25%.
(2)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. For additional information, please see “Management of the Fund—Investment Adviser and Administrator—Fund of Funds Fees” in this prospectus. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$125	$390	$676	$1,489

In addition, effective January 1, 2006, the prospectus is further supplemented by replacing, in its entirety, the “Fund of Funds Fees” section with the following:

The All Asset Portfolio pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.25%, respectively, based on the average daily net assets attributable in the aggregate to the Portfolio’s Administrative Class shares. The Portfolio also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Portfolio invests. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total amount invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Portfolio invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Portfolio invests in Institutional Class shares of the Underlying Funds, shareholders of the All Asset Portfolio indirectly bear a proportionate share of these expenses, depending on how the Portfolio’s assets are allocated from time to time among the Underlying Funds.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 6, 2005 to the

Prospectus for Institutional Class Shares of the All Asset Portfolio

Dated May 1, 2005

Disclosure relating to the All Asset Portfolio

PIMCO has contractually agreed, effective January 1, 2006, to waive its Advisory Fee with respect to the All Asset Portfolio to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds.

Accordingly, effective January 1, 2006, the “Fees and Expenses of the Portfolio” section is replaced with the following:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Underlying Fund Expenses(2)	Total Annual Portfolio Operating Expenses
Institutional	0.20%	None	0.25%	0.63%	1.08%

(1)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%.
(2)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. For additional information, please see “Management of the Fund—Investment Adviser and Administrator—Fund of Funds Fees” in this prospectus. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$110	$343

In addition, effective January 1, 2006, the prospectus is further supplemented by replacing, in its entirety, the “Fund of Funds Fees” section with the following:

The All Asset Portfolio pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.25%, respectively, based on the average daily net assets attributable in the aggregate to the Portfolio’s Institutional Class shares. The Portfolio also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Portfolio invests. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total amount invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Portfolio invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Portfolio invests in Institutional Class shares of the Underlying Funds, shareholders of the All Asset Portfolio indirectly bear a proportionate share of these expenses, depending on how the Portfolio’s assets are allocated from time to time among the Underlying Funds.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 6, 2005 to the

Prospectus for Advisor and M Class Shares of the All Asset Portfolio

Dated May 1, 2005

Disclosure relating to the All Asset Portfolio

PIMCO has contractually agreed, effective January 1, 2006, to waive its Advisory Fee with respect to the All Asset Portfolio to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds.

Accordingly, effective January 1, 2006, the “Fees and Expenses of the Portfolio” section is replaced with the following:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Advisor Class or Class M shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Underlying Funds Expenses(2)	Total Annual Portfolio Operating Expenses
Advisor	0.20%	0.25%	0.25%	0.63%	1.33%
M	0.20	0.25	0.45	0.63	1.53

(1)	“Other Expenses” reflect an Administrative Fee of 0.25%. For Class M, “Other Expenses” also reflect a Service Fee of 0.20%.
(2)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. For additional information, please see “Management of the Fund—Investment Adviser and Administrator—Fund of Funds Fees” in this prospectus. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. The Examples are intended to help you compare the cost of investing in Advisor Class and Class M shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$135	$421	$729	$1,601
M	$156	$483	$834	$1,824

In addition, effective January 1, 2006, the prospectus is further supplemented by replacing, in its entirety, the “Fund of Funds Fees” section with the following:

The All Asset Portfolio pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.25%, respectively, based on the average daily net assets attributable in the aggregate to the Portfolio’s Advisor and M Class shares. The Portfolio also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Portfolio invests. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total amount invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Portfolio invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Portfolio invests in Institutional Class shares of the Underlying Funds, shareholders of the All Asset Portfolio indirectly bear a proportionate share of these expenses, depending on how the Portfolio’s assets are allocated from time to time among the Underlying Funds.